NOTE 24 - Financial Income: Schedule of Financial Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income recognized from Derivative liability - Warrants
Interest income on other financial assets	$ 0	$ 0
Exchange rate differences
Interest income on other financial assets	0	26
Interest income on other financial assets	$ 0	$ 26